Income Taxes - Additional Information (Detail)		12 Months Ended
	Sep. 19, 2017 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Jan. 29, 2015 MXN ($)	Dec. 31, 2014 MXN ($)	Dec. 31, 2006 MXN ($)	Aug. 29, 2006
Disclosure of income taxes [line items]
Partial amount refunded for overpayment of taxes						$ 9,595,000
Return on deposit	$ 8,445,000
Expiry date of deductible temporary differences, unused tax losses and unused tax credits		With respect to tax legislation relative to concessions, such losses will expire in 2048, except for the tax losses of Grupo Aeroportuario del Pacífico, S.A.B. de C.V., which expire in 2025.
Deferred tax assets relating to temporary differences between the accounting and tax value of investments in subsidiaries		$ 0
IMPAC paid in previous years		$ 170,765,000
Tax on assets, recovery period		ten years
Requirements that must be met to obtain a refund, description		i) the tax on assets subject to recovery must have been paid over the previous ten years, ii) the ISR has to be higher than the tax on assets for the three years prior to 2008, and iii) is limited to 10% per year over the IMPAC effectively paid.
Recovery of tax on assets, not recognized		$ 170,765,000		$ 225,209,000	$ 232,796,000
Susceptible to recoverable on tax assets paid			$ 0
Unused tax losses [Member]
Disclosure of income taxes [line items]
Deferred tax assets on tax loss carryforwards		$ 0
Unused tax credits [Member]
Disclosure of income taxes [line items]
Expiry date of deductible temporary differences, unused tax losses and unused tax credits		2017
Recoverable income tax from recoverable tax on assets		$ 0
Mexican Companies [Member]
Disclosure of income taxes [line items]
Income taxes rate		30.00%
Decreto de Estímulos Fiscales Región Fronteriza Norte [Member]
Disclosure of income taxes [line items]
Income taxes rate		20.00%
MBJA [Member]
Disclosure of income taxes [line items]
Income taxes rate		25.00%
Desarrollo De Concesiones Aeroportuarias S.L. [Member]
Disclosure of income taxes [line items]
Income taxes rate		25.00%
AMP [Member]
Disclosure of income taxes [line items]
Share percentage used to compute tax on recoverable asset									15.00%
Recoverable tax amount								$ 190,537,000
Interest on recoverable asset								18,026,000
Recoverable amount of asset								$ 208,563,000
Aeropuerto de Hermosillo, S.A. de C.V. [Member]
Disclosure of income taxes [line items]
Amount to be recovered for recoverable asset							$ 28,501,000